Operating Leases (Tables)	12 Months Ended
Dec. 31, 2015
Operating Leases (Tables) [Abstract]
Schedule of the future minimum lease payments due
2016	$696.831
2017	595.078
2018	509.936
2019	436.120
2020	361.637
Thereafter	1.159.673
3.759.275